Contingency and Capital Commitments (Tables)	12 Months Ended
Mar. 31, 2019
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities

The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2019 and 2018.

	At March 31,
	2019	2018
	(In millions)
Loan commitments	¥62,724,820	¥60,107,128
Financial guarantees and other credit-related contingent liabilities	9,409,066	8,426,245

Total	¥72,133,886	¥68,533,373